Summary of Significant Accounting Policies - Basis of Consolidation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Investments value	$ 137.9	$ 132.3	$ 140.2
Unremitted earning from investments	$ 85.4	$ 77.4